Small Cap Core Trust Investment Strategy - Small Cap Core Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. (The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The fund considers small-capitalization companies to be those companies that, at the time of investment, are in the capitalization range of the Russell 2000 Index, which had a maximum market capitalization of $47.2 billion as of February 28, 2026. The fund generally will not invest in companies that, at the time of purchase, have market capitalizations of $5 billion or more. Equity securities include common and preferred stocks, rights, warrants, and depositary receipts (including ADRs, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts). In managing the fund, the manager emphasizes a bottom-up approach to individual stock selection. The manager looks for companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the manager’s estimate of fair value. With the aid of proprietary financial models, companies are screened based on a number of factors, including balance sheet quality, profitability, liquidity, size, and risk profile. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes, such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital. Stocks considered for inclusion in the portfolio may also be experiencing some type of temporary weakness or short-term mispricing due to various factors, such as an inflection point in earnings power, turnaround situations, or a near-term earnings event. The fund intends to invest in a number of different sectors. The sectors in which the fund invests are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may focus its investments in a particular sector or sectors of the economy. The fund may invest up to 10% of its total assets in foreign securities, including in emerging markets, which includes securities for which the relevant reference entity is domiciled outside of the United States, such as ADRs, which trade on U.S. exchanges. The fund may invest in initial public offerings (IPOs). The fund may also purchase real estate investment trusts (REITs) or other real estate-related equity securities, and certain exchange-traded funds (ETFs). The fund may also purchase warrants and rights on certain underlying securities, both U.S. dollar-denominated and otherwise. The fund normally will invest 10% or less of its total assets in cash and cash equivalents, including repurchase agreements, money market securities, U.S. government securities, and other short-term investments. The fund may, to a limited extent, engage in derivatives transactions that include futures contracts and foreign currency forward contracts, in each case for the purposes of reducing risk and/or obtaining efficient market exposure. The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments. The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.